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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments

Investors Fund - March 31,2012
COMMON STOCK - 95.5%	Shares	Value (Note 1)
Consumer Discretionary - 14.1%
CarMax Inc.*	20,000	$ 693,000
Lowe's Cos. Inc.	27,370	858,870
Staples Inc.	51,076	826,410
Target Corp.	32,755	1,908,634
Walt Disney Co./The	22,106	967,801
		5,254,715
Consumer Staples - 10.5%
Coca-Cola Co./The	10,208	755,494
Diageo PLC, ADR	8,350	805,775
Kraft Foods Inc., Class A	25,320	962,413
PepsiCo Inc.	21,013	1,394,213
		3,917,895
Energy - 8.8%
Apache Corp.	5,268	529,118
Canadian Natural Resources Ltd.	15,358	509,578
Chevron Corp.	6,792	728,374
Occidental Petroleum Corp.	5,420	516,147
Schlumberger Ltd.	14,518	1,015,244
		3,298,461
Financials - 20.3%
Berkshire Hathaway Inc., Class B*	15,397	1,249,467
Brookfield Asset Management Inc.	28,954	914,078
Franklin Resources Inc.	8,949	1,109,944
M&T Bank Corp.	10,149	881,745
Markel Corp.*	2,687	1,206,302
Northern Trust Corp.	19,612	930,589
US Bancorp	41,475	1,313,928
		7,606,053
Health Care - 12.1%
Becton Dickinson & Co.	16,956	1,316,634
Johnson & Johnson	24,826	1,637,523
Laboratory Corp. of America Holdings*	7,996	731,954
UnitedHealth Group Inc.	13,961	822,861
		4,508,972
Industrials - 9.8%
3M Co.	15,714	1,401,846
Jacobs Engineering Group Inc.*	13,382	593,759
Norfolk Southern Corp.	13,420	883,439
United Parcel Service Inc., Class B	9,630	777,333
		3,656,377
Information Technology - 19.9%
Cisco Systems Inc.	55,150	1,166,423
FLIR Systems Inc.	31,430	795,493
Google Inc., Class A*	2,639	1,692,232
Microsoft Corp.	48,492	1,563,867
QUALCOMM Inc.	17,403	1,183,752
Visa Inc., Class A	8,613	1,016,334
		7,418,101

Total Common Stock (Cost $29,763,468)		35,660,574

Repurchase Agreement - 4.8%
With U.S. Bank National Association issued 3/30/12 at 0.01%, due
4/2/12, collateralized by $1,151,084 in Freddie Mac Gold Pool #G01543
due 5/1/33 and $679,165 in Fannie Mae Pool #739797 due 9/1/18.
Proceeds at maturity are $1,794,437 (Cost $1,794,437)		1,794,437

TOTAL INVESTMENTS - 100.3% (Cost $31,557,904)		37,455,011
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(120,152)
TOTAL ASSETS - 100%		$ 37,334,859
*Non-income producing
ADR-American Depository Receipt

Mid-Cap Fund - March 31, 2012
COMMON STOCK - 94.3%	Shares	Value (Note 1)
Consumer Discretionary - 20.8%
Bed Bath & Beyond Inc.*	69,754	$ 4,587,721
CarMax Inc.*	187,256	6,488,420
Discovery Communications Inc., Class C*	99,641	4,671,170
Liberty Global Inc., Class C*	87,969	4,212,835
Omnicom Group Inc.	120,386	6,097,551
Staples Inc.	252,247	4,081,356
TJX Cos. Inc.	213,498	8,478,006
		38,617,059
Consumer Staples - 3.8%
Brown-Forman Corp., Class B	39,569	3,299,659
McCormick & Co. Inc.	69,037	3,757,684
		7,057,343
Energy - 8.0%
Ensco PLC, ADR	72,150	3,818,899
EOG Resources Inc.	31,825	3,535,758
Noble Corp.*	91,415	3,425,320
World Fuel Services Corp.	100,415	4,117,015
		14,896,992
Financials - 24.9%
Arch Capital Group Ltd.*	115,510	4,301,592
Brookfield Asset Management Inc.	266,743	8,421,077
Brown & Brown Inc.	155,801	3,704,948
Glacier Bancorp Inc.	184,786	2,760,703
Leucadia National Corp.	157,998	4,123,748
M&T Bank Corp.	51,093	4,438,960
Markel Corp.*	18,959	8,511,453
T Rowe Price Group Inc.	53,437	3,489,436
WR Berkley Corp.	174,198	6,292,032
		46,043,949
Health Care - 8.8%
DENTSPLY International Inc.	145,784	5,850,312
Laboratory Corp. of America Holdings*	60,500	5,538,170
Techne Corp.	69,093	4,843,419
		16,231,901
Industrials - 13.5%
Copart Inc.*	240,246	6,263,213
IDEX Corp.	127,433	5,368,752
Jacobs Engineering Group Inc.*	96,500	4,281,705
Ritchie Bros Auctioneers Inc.	174,642	4,149,494
Wabtec Corp./DE	65,010	4,899,804
		24,962,968
Information Technology - 9.3%
Amphenol Corp., Class A	56,766	3,392,904
Broadridge Financial Solutions Inc.	204,689	4,894,114
FLIR Systems Inc.	173,800	4,398,878
Western Union Co./The	254,735	4,483,336
		17,169,232
Materials - 5.2%
Ecolab Inc.	80,630	4,976,484
Valspar Corp.	98,149	4,739,615
		9,716,099

Total Common Stock (Cost $133,912,303)		174,695,543

Repurchase Agreement - 5.5%
With U.S. Bank National Association issued 3/30/12 at 0.01%, due
4/2/12, collateralized by $6,564,388 in Freddie Mac Gold Pool #G01543
due 5/1/33 and $3,873,138 in Fannie Mae Pool #739797 due 9/1/18.
Proceeds at maturity are $10,233,299 (Cost $10,233,296)		10,233,296

TOTAL INVESTMENTS - 99.8% (Cost $144,145,598)		184,928,839
NET OTHER ASSETS AND LIABILITIES - 0.2%		406,334
TOTAL ASSETS - 100%		$ 185,335,173
*Non-income producing
ADR-American Depository Receipt

Disciplined Equity Fund - March 31, 2012
COMMON STOCK - 98.2%	Shares	Value (Note 1)
Consumer Discretionary - 11.8%
CarMax Inc.*	48,865	$ 1,693,172
Discovery Communications Inc., Class C*	49,850	2,336,968
Lowe's Cos. Inc.	56,575	1,775,324
Omnicom Group Inc.	56,222	2,847,644
Staples Inc.	149,705	2,422,227
Target Corp.	62,000	3,612,740
TJX Cos. Inc.	37,770	1,499,847
Walt Disney Co./The	50,430	2,207,825
		18,395,747
Consumer Staples - 11.3%
Coca-Cola Co./The	25,230	1,867,272
Costco Wholesale Corp.	19,705	1,789,214
Diageo PLC, ADR	33,945	3,275,692
Kraft Foods Inc., Class A	69,360	2,636,374
Nestle S.A., ADR	55,410	3,490,830
PepsiCo Inc.	69,500	4,611,325
		17,670,707
Energy - 10.5%
Apache Corp.	27,729	2,785,100
Canadian Natural Resources Ltd.	62,455	2,072,257
Chevron Corp.	19,549	2,096,435
ConocoPhillips	42,465	3,227,765
Occidental Petroleum Corp.	27,400	2,609,302
Schlumberger Ltd.	50,376	3,522,794
		16,313,653
Financials - 15.2%
Berkshire Hathaway Inc., Class B*	56,774	4,607,210
Brookfield Asset Management Inc.	100,985	3,188,097
Franklin Resources Inc.	22,601	2,803,202
M&T Bank Corp.	36,495	3,170,686
Markel Corp.*	7,646	3,432,595
Northern Trust Corp.	65,965	3,130,039
US Bancorp	106,510	3,374,237
		23,706,066
Health Care - 10.7%
Becton Dickinson & Co.	44,300	3,439,895
Johnson & Johnson	78,890	5,203,585
Laboratory Corp. of America Holdings*	30,176	2,762,311
Novartis AG, ADR	31,030	1,719,372
Stryker Corp.	32,316	1,792,892
UnitedHealth Group Inc.	31,410	1,851,305
		16,769,360
Industrials - 10.7%
3M Co.	49,798	4,442,480
Copart Inc.*	71,160	1,855,141
Emerson Electric Co.	42,125	2,198,083
Jacobs Engineering Group Inc.*	47,500	2,107,575
Norfolk Southern Corp.	38,245	2,517,668
United Parcel Service Inc., Class B	44,665	3,605,359
		16,726,305
Information Technology - 20.0%
Cisco Systems Inc.	189,815	4,014,587
FLIR Systems Inc.	127,825	3,235,251
Google Inc., Class A*	9,407	6,032,145
International Business Machines Corp.	11,493	2,398,014
Microsoft Corp.	176,525	5,692,931
QUALCOMM Inc.	55,775	3,793,816
Visa Inc., Class A	22,804	2,690,872
Western Union Co./The	191,425	3,369,080
		31,226,696
Materials - 3.6%
Ecolab Inc.	31,000	1,913,320
International Flavors & Fragrances Inc.	30,250	1,772,650
Praxair Inc.	16,680	1,912,195
		5,598,165
Telecommunication Services - 1.9%
AT&T Inc.	94,170	2,940,929

Utilities - 2.5%
NextEra Energy Inc.	62,745	3,832,465

Total Common Stock (Cost $135,336,884)		153,180,093

Repurchase Agreement - 1.5%
With U.S. Bank National Association issued 3/30/12 at 0.01%, due
4/2/12, collateralized by $1,527,380 in Freddie Mac Gold Pool #G01543
due 5/1/33 and $901,189 in Fannie Mae Pool #739797 due 9/1/18.
Proceeds at maturity are $2,381,050 (Cost $2,381,049)		2,381,049

TOTAL INVESTMENTS - 99.7% (Cost $137,717,933)		155,561,142
NET OTHER ASSETS AND LIABILITIES - 0.3%		512,022
TOTAL ASSETS - 100%		$ 156,073,164
*Non-income producing
ADR-American Depository Receipt

Dividend Income Fund - March 31, 2012
COMMON STOCK - 95.3%	Shares	Value (Note 1)
Consumer Discretionary - 7.6%
McDonald's Corp.	1,850	$ 181,485
Omnicom Group Inc.	3,800	192,470
Target Corp.	4,945	288,145
Time Warner Inc.	6,800	256,700
		918,800
Consumer Staples - 13.0%
Coca-Cola Co./The	2,185	161,712
Diageo PLC, ADR	1,869	180,359
Nestle S.A., ADR	3,200	201,600
PepsiCo Inc.	5,600	371,560
Philip Morris International Inc.	1,450	128,484
Procter & Gamble Co./The	3,900	262,119
Sysco Corp.	4,300	128,398
Wal-Mart Stores Inc.	2,100	128,520
		1,562,752
Energy - 10.9%
Chevron Corp.	5,000	536,200
ConocoPhillips	6,800	516,868
Ensco PLC, ADR	5,000	264,650
		1,317,718
Financials - 16.2%
Axis Capital Holdings Ltd.	5,800	192,386
Bank of New York Mellon Corp./The	5,907	142,536
BlackRock Inc.	700	143,430
M&T Bank Corp.	1,900	165,072
Northern Trust Corp.	3,347	158,815
PartnerRe Ltd.	2,900	196,881
Travelers Cos. Inc./The	6,700	396,640
US Bancorp	7,800	247,104
Wells Fargo & Co.	8,900	303,846
		1,946,710
Health Care - 15.2%
Becton Dickinson & Co.	1,700	132,005
Johnson & Johnson	5,970	393,781
Medtronic Inc.	6,900	270,411
Merck & Co. Inc.c.	9,800	376,320
Novartis AG, ADR	3,635	201,416
Pfizer Inc.	20,200	457,732
		1,831,665
Industrials - 11.6%
3M Co.	3,494	311,700
Boeing Co./The	2,300	171,051
Emerson Electric Co.	2,400	125,232
Illinois Tool Works Inc.	2,500	142,800
Lockheed Martin Corp.	1,400	125,804
Norfolk Southern Corp.	2,700	177,741
United Parcel Service Inc., Class B	2,635	212,697
Waste Management Inc.	3,800	132,848
		1,399,873
Information Technology - 12.5%
Broadridge Financial Solutions Inc.	7,500	179,325
Intel Corp.	9,650	271,261
International Business Machines Corp.	700	146,055
Linear Technology Corp.	4,800	161,760
Microsoft Corp.	14,055	453,274
Paychex Inc.	5,600	173,544
Western Union Co./The	6,900	121,440
		1,506,659
Materials - 1.6%
Air Products & Chemicals Inc.	2,100	192,780

Telecommunication Services - 3.5%
AT&T Inc.	13,500	421,605

Utilities - 3.2%
Exelon Corp.	5,600	219,576
FirstEnergy Corp.	3,600	164,124
		383,700

Total Common Stock (Cost $10,436,463)		11,482,262

Repurchase Agreement - 4.5%
With U.S. Bank National Association issued 3/30/12 at 0.01%, due
4/2/12, collateralized by $348,950 in Freddie Mac Gold Pool #G01543 due 5/1/33 and $205,888 in Fannie Mae Pool #739797 due 9/1/18.
Proceeds at maturity are $543,982 (Cost $543,982)		543,982

TOTAL INVESTMENTS - 99.8% (Cost $10,980,445)		12,026,244
NET OTHER ASSETS AND LIABILITIES - 0.2%		18,223
TOTAL ASSETS - 100%		$ 12,044,467
*Non-income producing
ADR-American Depository Receipt

NorthRoad International Fund - March 31, 2012
COMMON STOCK - 96.0%	Shares	Value (Note 1)
Consumer Discretionary - 5.1%
Reed Elsevier PLC, ADR	16,460	$ 582,355
WPP PLC, ADR	12,675	866,589
		1,448,944
Consumer Staples - 20.0%
Carrefour S.A., ADR	75,931	359,913
Diageo PLC, ADR	10,334	997,231
Imperial Tobacco Group PLC, ADR	10,760	875,541
Kao Corp., ADR	29,108	768,451
Nestle S.A., ADR	15,152	954,576
Tesco PLC, ADR	52,841	844,928
Unilever PLC, ADR	26,502	875,891
		5,676,531
Energy - 11.5%
ENI SpA, ADR	18,350	859,147
Petroleo Brasileiro S.A., ADR	26,524	704,477
Royal Dutch Shell PLC, ADR	12,729	892,685
Total S.A., ADR	15,421	788,322
		3,244,631
Financials - 10.3%
Allianz SE, ADR	49,779	590,877
AXA S.A., ADR	29,297	485,451
Banco Santander S.A., ADR	54,676	419,365
HSBC Holdings PLC, ADR	16,778	744,775
Mitsubishi UFJ Financial Group Inc., ADR	136,546	679,999
		2,920,467
Health Care - 15.4%
GlaxoSmithKline PLC, ADR	19,626	881,404
Novartis AG, ADR	20,642	1,143,773
Roche Holding AG, ADR	19,815	864,727
Sanofi, ADR	22,825	884,469
Teva Pharmaceutical Industries Ltd., ADR	13,289	598,802
		4,373,175
Industrials - 7.1%
ABB Ltd.-Spon, ADR*	27,700	565,357
Schneider Electric S.A., ADR	59,660	776,773
Secom Co. Ltd., ADR*	54,200	660,156
		2,002,286
Information Technology - 9.3%
Canon Inc., ADR	18,005	858,118
Nintendo Co. Ltd., ADR*	23,649	448,385
SAP AG, ADR	12,675	884,969
Telefonaktiebolaget LM Ericsson, ADR	43,571	449,217
		2,640,689
Materials - 12.9%
Akzo Nobel NV, ADR	42,106	826,120
BHP Billiton Ltd.-Spon, ADR	8,736	632,486
CRH PLC, ADR	26,846	550,612
Givaudan S.A., ADR	45,116	865,776
Syngenta AG, ADR*	11,318	779,018
		3,654,012
Telecommunication Services - 4.4%
France Telecom S.A., ADR	42,241	627,279
NTT DoCoMo Inc., ADR	37,045	617,540
		1,244,819

Total Common Stock (Cost $26,737,385)		27,205,554
Repurchase Agreement - 21.1%
With U.S. Bank National Association issued 3/30/12 at 0.01%, due
4/2/12, collateralized by $3,839,332 in Freddie Mac Gold Pool #G01543
due 5/1/33 and $2,265,293 in Fannie Mae Pool #739797 due 9/1/18.
Proceeds at maturity are $5,985,178 (Cost $5,985,177)		5,985,177

TOTAL INVESTMENTS - 117.1% (Cost $32,722,561)		33,190,731
NET OTHER ASSETS AND LIABILITIES - (17.1%)		(4,843,107)
TOTAL ASSETS - 100%		$ 28,347,624
*Non-income producing
ADR-American Depository Receipt
PLC-Public Limited Company

Madison Institutional Equity Option Fund - March 31, 2012
COMMON STOCK - 66.8% **	Shares	Value (Note 1)
Consumer Discretionary - 8.7%
Best Buy Co. Inc.	4,000	$ 94,720
Kohl's Corp.	2,500	125,075
Target Corp.	2,600	151,502
		371,297
Energy - 4.7%
Apache Corp.	1,000	100,440
Canadian Natural Resources Ltd.	3,000	99,540
		199,980
Financials - 23.2%
Affiliated Managers Group Inc.*	1,200	134,172
Bank of America Corp.	15,000	143,550
Bank of New York Mellon Corp./The	3,500	84,455
Goldman Sachs Group Inc./The	1,200	149,244
Morgan Stanley	6,000	117,840
State Street Corp.	3,900	177,450
Wells Fargo & Co.	5,500	187,770
		994,481
Health Care - 15.1%
Community Health Systems Inc.*	5,000	111,200
Laboratory Corp. of America Holdings*	1,500	137,310
Mylan Inc./PA*	5,500	128,975
St Jude Medical Inc.	3,000	132,930
Teva Pharmaceutical Industries Ltd., ADR	3,000	135,180
		645,595
Information Technology - 15.1%
Adobe Systems Inc.*	3,800	130,378
Brocade Communications Systems Inc.*	10,000	57,500
Cisco Systems Inc.	5,000	105,750
FLIR Systems Inc.	5,000	126,550
Hewlett-Packard Co.	4,000	95,320
Symantec Corp.*	7,000	130,900
		646,398

Total Common Stock (Cost $2,959,117)		2,857,751
Repurchase Agreement - 35.4%
With U.S. Bank National Association issued 3/30/12 at 0.01%, due
4/02/12, collateralized by $973,573 in Freddie Mac Gold Pool # G01543 due 5/01/33 and $574,430 in Fannie Mae Pool # 739797 due 9/1/18.
Proceeds at maturity are $1,517,714 (Cost $1,517,713)		1,517,713

TOTAL INVESTMENTS - 102.2% (Cost $4,476,830)		4,375,464
NET OTHER ASSETS AND LIABILITIES -		199
TOTAL CALL OPTIONS WRITTEN - (2.2%)		(93,620)
TOTAL ASSETS - 100%		$4,282,043

*Non-income producing
**All or a portion of these securities' positions represent covers (directly or through conversion rights)
for outstanding options written.
ADR-American Depository Receipt

	Contracts
	(100 shares	Expiration	Exercise
Call Options Written	per contract)	Date	Price	Value
Adobe Systems Inc.	38	April 2012	$29.00	$ 20,330
Affiliated Managers Group Inc.	12	June 2012	105.00	11,160
Bank of New York Mellon Corp./The	35	June 2012	22.00	8,995
Brocade Communications Systems Inc.	100	July 2012	6.00	3,850
FLIR Systems Inc.	50	April 2012	27.00	250
Laboratory Corp. of America Holdings	15	August 2012	90.00	8,175
St Jude Medical Inc.	30	April 2012	47.50	600
Symantec Corp.	70	April 2012	18.00	5,845
Target Corp.	26	April 2012	55.00	8,840
Wells Fargo & Co.	55	July 2012	30.00	25,575
Total Call Options Written (Premiums received $78,524)				$ 93,620

Notes to Quarterly Holdings Report

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price except for securities traded on NASDAQ which are valued at the NASDAQ official closing price ("NOCP").  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of March 31, 2012, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of March 31, 2012 in valuing the funds’ investments carried at fair value:

Value at
Fund	(Level 1)	(Level 2)	(Level 3)	3/31/2012
Investors Fund
Common Stocks	$ 35,660,574	$ -	$ -	$ 35,660,574
Repurchase Agreement		1,794,437		1,794,437
	$ 35,660,574	$ 1,794,437	$ -	$ 37,455,011
Mid-Cap Fund
Common Stocks	$ 174,695,543	$ -	$ -	$ 174,695,543
Repurchase Agreement		10,233,296		10,233,296
	$ 174,695,543	$ 10,233,296	$ -	$ 184,928,839
Disciplined Equity Fund
Common Stocks	$ 153,180,093	$ -	$ -	$ 153,180,093
Repurchase Agreement		2,381,049		2,381,049
	$ 153,180,093	$ 2,381,049	$ -	$ 155,561,142
Dividend Income Fund
Common Stocks	$ 11,482,262	$ -	$ -	$ 11,482,262
Repurchase Agreement		543,982		543,982
	$ 11,482,262	$ 543,982	$ -	$ 12,026,244
NorthRoad International Fund
Common Stocks	$ 27,205,554	$ -	$ -	$ 27,205,554
Repurchase Agreement		5,985,177		5,985,177
	$ 27,205,554	$ 5,985,177	$ -	$ 33,190,731

Madison Institutional Equity Option Fund
Assets:
Common Stocks	$ 2,857,751	$ -	$ -	$ 2,857,751
Repurchase Agreement		1,517,713		1,517,713
	$ 2,857,751	$ 1,517,713	$ -	$ 4,375,464
Liabilities:
Written Options	$ 93,620	$ -	$ -	$ 93,620
	$ 93,620	$ -	$ -	$ 93,620

During the period ended March 31, 2012 the Funds changed the valuation methodology for ADR’s from an evaluated price described previously(level 2) to a closing price on primary exchange (level1).  The table below shows the amounts of securities transferred from level 2 to level 1 as a result of this change in pricing methodology based on the beginning year fair values.

	Transfer to (from)
	Level 1	Level 2
Investors	$2,227,032	($2,227,032)
Disciplined Equity	3,697,823	(3,697,823)
Dividend Income	436,735	(436,735)

The Fund adopted guidance on enhanced disclosures about a fund's derivative and hedging activities in order to enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Madison Institutional Equity Option Fund:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Fair Value	Derivatives not accounted	Fair Value
for as hedging instruments		for as hedging instruments
Equity contracts	$-	Options Written	$93,620

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011.  The adviser has determined the updated standards have no material impact on the Fund’s financial statements.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

2. Discussion of Risks: Please see the most current version of the Funds’ prospectus for a discussion of risks associated with investing in the Funds.  While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times they’ve produced surprises for even the savviest investors.  Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets.  When the rare calamity strikes, the word “security” itself seems a misnomer.  Although the Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks that we did not contemplate for any number of reasons.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, in a worst-case scenario produce the material loss of the value of some or all of the securities we manage for you in the Funds.

Madison Institutional Equity Option Fund incurs additional risks associated with transactions in options on securities.  As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline.  A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases value.  The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 18, 2012

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 18, 2012